Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Unaudited Income Statement	A comparative, unaudited income statement for the year ended December 31, 2019 is presented below.

For the Year Ended December 31, 2019 (unaudited)
NET REVENUES	$45,834
OPERATING EXPENSES:
Operating expenses excluding depreciation and amortization expense	35,606
Corporate expenses	4,303
Depreciation and amortization	1,352

Total operating expenses	41,261

OPERATING INCOME	4,573

OTHER EXPENSE:
Interest expense	(821)

Total other expense	(821)

INCOME BEFORE INCOME TAXES	3,752
PROVISION FOR INCOME TAXES	1,646

CONSOLIDATED NET INCOME	2,106
PREFERRED STOCK DIVIDENDS	110

NET INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS	$1,996

NET INCOME PER SHARE- BASIC AND DILUTED	0.91
WEIGHTED AVERAGE SHARES OUTSTANDING- BASIC AND DILUTED	2,195,300

Schedule of Allocated Charges
Allocations of Emmis’ costs were included in the combined condensed statements of operations of the Stations as follows:

	For the Ten Months Ended December 31, 2019	For the Year Ended December 31, 2020
Station operating expenses, excluding depreciation and amortization expense	$1,903	$—
Noncash compensation	219	—

Allocated charges from Emmis	$2,122	$—

Activity in Allowance for Doubtful Accounts	The activity in the allowance for doubtful accounts for the ten months ended December 31, 2019 and the year ended December 31, 2020 was as follows:

	Balance At Beginning Of Period	Provision	Write-Offs	Balance At End Of Period
Ten months ended December 31, 2019	$198	140	(181)	$157
Year ended December 31, 2020	$157	543	(197)	$503

Reconciliation of Basic and Diluted Net Loss per Share Attributable to Common Shareholders	The following is a reconciliation of basic and diluted net loss per share attributable to Class A and Class B common shareholders:

	For the Ten Months Ended December 31,	For the Year Ended December 31,
	2019	2020
Net income (loss)	$1,948	$(26,753)
Preferred dividends	110	2,148

Net income (loss) attributable to common shareholders	$1,838	$(28,901)

Basic and diluted weighted average Class A shares outstanding	1,667	1,683

Net income (loss) per share attributable to Class A shareholders	$0.80	$(4.07)

Basic and diluted weighted average Class B shares outstanding	631	5,411

Net income (loss) per share attributable to Class B shareholders	$0.80	$(4.07)

Schedule of Convertible Equity Shares and Restricted Stock Awards Excluded from Calculation of Diluted Net Loss per Share	The Company did not issue any restricted stock awards until the year ended December 31, 2020.

	For the Ten Months Ended December 31,	For the Year Ended December 31,
	2019	2020
Convertible Emmis promissory note	$—	$1,370
Convertible Standard General promissory notes	—	5,308
Series A convertible preferred stock	—	6,005
Restricted stock awards	—	39

Total	$—	$12,722